Revenue Recognition (Details) - USD ($)	Dec. 31, 2021	Dec. 03, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contract assets	$ 13,300,000		$ 2,800,000	$ 6,200,000	$ 0
Deferred revenue	1,676,000		$ 2,432,000	$ 1,500,000	$ 4,000,000.0
Transaction price allocated to the remaining performance obligations	4,200,000
C Acquisition
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Acquisition of contract assets	16,500,000
Deferred revenue	$ 5,900,000	$ 5,855
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected recognized period (in years)	3 years